Credit losses, provisions and reversals (Details) - Restated One [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	R$ 240,787	R$ 237,294	R$ 260,051
Provision Reversal For Litigations [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	190,071	150,269	243,848
Power Generation Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	(2,604)	(10,502)	(2,945)
Q N P R Gas Impairment [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	15,688
Property Plant And Equipment Expense [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	(147,938)	(37,609)	(117,744)
Allowance For Doubtful Accounts Client And Other Credits [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	181,023	128,466	140,348
Tax Credits Estimated Losses [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	4,547	(1,298)	(3,456)
Provision For Losses On Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals		R$ 7,968